Related Party Transactions (Details) - Schedule of Fair Value of the Founders Shares - $ / shares		1 Months Ended
	Mar. 21, 2023	Jul. 25, 2023	Jan. 25, 2023	Mar. 22, 2023
Schedule of Fair Value of the Founders Shares [Abstract]
Share price at grant date (in Dollars per share)		$ 10.71	$ 10.03	$ 10
Risk-free interest rate	4.62%	5.43%	4.67%
Remaining life of SPAC (assuming the Extended Date)	4 months 13 days	6 months 10 days	6 months 7 days
Value in no De-SPAC scenario (in Dollars per share)		$ 10.6	$ 10.39
Probability of transaction	50.00%	50.00%	50.00%
Discount rate	5.00%	5.00%	5.00%